Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenues		$ 2,047,889	$ 1,345,145
Cost of revenues		(1,493,014)	(1,020,594)
Gross profit		554,875	324,551
Operating expenses
Selling and marketing expenses			(2,965)
General and administrative expenses		(688,032)	(942,729)
Total operating expenses		(688,032)	(945,694)
Operating loss		(133,157)	(621,143)
Other (expenses) income, net
Government grants			23,339
Interest income		1,316	666
Interest expense		(10,372)	(5,729)
Total other (expenses) income, net		(9,056)	18,276
Loss before taxes		(142,213)	(602,867)
Provision for income taxes		(3,859)	(9,105)
Net loss		(146,072)	(611,972)
Other comprehensive income
Foreign currency translation adjustment		80	119
Total comprehensive loss		$ (145,992)	$ (611,853)
Loss per share, Basic		$ (0.01)	$ (0.04)
Loss per share, Diluted		$ (0.01)	$ (0.04)
Basic weighted average shares outstanding	[1]	15,000,000	15,000,000
Diluted weighted average shares outstanding	[1]	15,000,000	15,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 12)